Cover Document	Oct. 29, 2026
Document Entity Information [Abstract]
Entity Central Index Key	0000076605
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	PATRICK INDUSTRIES, INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	000-03922
Entity Tax Identification Number	35-1057796
Entity Address, Address Line One	107 W. Franklin Street
Entity Address, City or Town	Elkhart,
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46516
City Area Code	(574)
Local Phone Number	294-7511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	PATK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false